Employee Benefits	6 Months Ended
Jun. 30, 2023
Employee benefits
Employee benefits

23.Employee benefits

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Salaries	4,202	3,187	8,712	6,089
Social charges	327	267	654	500
Fringe benefits	6	62	16	78
Defined contribution plan	75	66	152	136
Holiday pay	74	(20)	224	38
Share-based payment	748	628	1,757	1,292
Other	344	52	668	286
Total employee benefits	5,776	4,242	12,183	8,419

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Selling, general and administrative expenses	2,390	1,647	4,802	3,329
Research & Development expenses	3,386	2,595	7,381	5,090
Total employee benefits	5,776	4,242	12,183	8,419